Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations
Schedule of acquisition of FEops NV

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	122	122
Technology	—	2,938	2,938
R&D	2,753	(2,753)	—
Plant, machinery and equipment	36	—	36
Furniture & Vehicles	2	—	2
Right-of-use assets	36	—	36
Deferred tax assets	—	77	77
Other non-current financial assets	33	—	33
Trade receivables	321	—	321
Other current assets	616	—	616
Cash & cash equivalents	185	—	185
Total Assets	3,982	384	4,366
Liabilities
Long-term borrowings & Leases	(191)	—	(191)
Deferred tax liability	—	(77)	(77)
Trade payables	(311)	—	(311)
Payroll-related payables	(525)	—	(525)
Deferred revenue	(232)	—	(232)
Other current liabilities	(22)	—	(22)
Total Liabilities	(1,281)	(77)	(1,358)
Total identified assets and liabilities	2,701	307	3,008
Goodwill (negative goodwill)		(23)	(23)
Acquisition price			2,985